Note 2 - Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	$ 0	$ 0
Asset Impairment Charges	0	0
Past Due Period of Principal or Interest Payment	90 days
Threshold for Loans to be Evaluated Annually, Minimum	500,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 0	$ 0
Number of Share-Based Plans	3
Loans Sold [Member] | Credit Concentration Risk [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Number of Investors	1
Percentage of Loans Sold from Mortgage Loans Held for Sale	68.00%
Percentage Gains on Loans Sold from Mortgage Loans Held for Sale	69.00%
Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	39 years